Shareholder Report, Holdings (Details) - MP63 Fund	Aug. 31, 2024
Rtx Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.75%
Travelers Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.61%
Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Total Investments	2.41%
Waste Mgmt Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
Union Pacific [Member]
Holdings [Line Items]
Percent of Total Investments	2.33%
Next Era Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.32%
Rpm International [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.52%
Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.54%
Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	11.44%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.76%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	25.25%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.43%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.82%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	5.75%